Note 15 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	167,717,500
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0558
Granted (in shares) | shares	37,715,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.098
Exercised (in shares) | shares	(10,907,100)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0436
Forfeited or expired (in shares) | shares	(22,431,750)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0918
Outstanding Options, ending (in shares) | shares	172,093,650
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0611
Outstanding Options, weighted average remaining contractual life (Year)	3 years 284 days
Outstanding Options, aggregate intrinsic value | $	$ 21,072,962
Vested and Expected to Vest Options (in shares) | shares	159,575,389
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0583
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	3 years 175 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 19,998,043
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares) | shares	130,501,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.0518
Exercisable Options, weighted average remaining contractual life (Year)	2 years 226 days
Exercisable Options, aggregate intrinsic value | $	$ 17,201,270